Property, Plant and Equipment (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	$ 33	$ 824
Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	0	88
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	0	42
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	14	507
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	0	137
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	5	48
Retail [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	0	0
Potash [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	7	(23)
Nitrogen [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	22	(27)
Phosphate [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	4	(769)
Corporate and Others Segment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	0	(5)
Eliminations [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	$ 0	$ 0